Significant accounting policies (Disclosure of company's subsidiaries and joint arrangements) (Details)	12 Months Ended
Dec. 31, 2021
Greenbriar Capital Holdco Inc. [Member]
Significant Accounting Policies [Line Items]
Economic interest	100.00%
Greenbriar Capital (U.S.) LLC [Member]
Significant Accounting Policies [Line Items]
Economic interest	100.00%
AG Solar One, LLC [Member]
Significant Accounting Policies [Line Items]
Economic interest	100.00%
2587344 Ontario Inc. [Member]
Significant Accounting Policies [Line Items]
Economic interest	100.00%
RealBlock Limited [Member]
Significant Accounting Policies [Line Items]
Economic interest	100.00%